LEASES (Tables)	12 Months Ended
Dec. 31, 2024
LEASES
Schedule of finance leases
The Bank has entered into lease agreements as the lessor. These lease arrangements involve machinery and equipment, computer equipment, vehicles, buildings and furniture and fixtures, and their terms range between one and thirty years, as follows:
As of December 31, 2024

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,443,191	1,253,099
Between 1 and 5 years	10,610,800	8,446,425
Greater than 5 years	31,988,317	17,592,080
Total gross investment in finance lease receivable/ present value of minimum payments	44,042,308	27,291,604
Less: Future financial income(1)	(16,750,704)	-
Present value of payments receivable(2)	27,291,604	27,291,604
Minimum non-collectable payments impairment	(1,088,272)	(1,088,272)
Total	26,203,332	26,203,332
(1)Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)See Note 6. Loans and advances to customers, net.
As of December 31, 2023

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Less than 1 year	1,481,313	1,257,859
Between 1 and 5 years	10,967,173	8,338,151
Greater than 5 years	34,066,937	17,681,047
Total gross investment in finance lease receivable/ present value of minimum payments	46,515,423	27,277,057
Less: Future financial income(1)	(19,238,366)	-
Present value of payments receivable(2)	27,277,057	27,277,057
Minimum non-collectable payments impairment	(1,024,575)	(1,024,575)
Total	26,252,482	26,252,482
(1)Future financial income: Total Gross Investment - Total Present Value of minimum payments.
(2)See Note 6. Loans and advances to customers, net.

Schedule of unsecured residual value
The following table sets the unsecured residual values by type of asset as of December 31, 2024 and 2023:

Type of asset	December 31, 2024	December 31, 2023
In millions of COP
Technological equipment	58,357	49,990
Vehicles	15,966	14,243
Machinery and equipment	20,650	11,930
Furniture and fixtures	14	12
Other assets	1,862	1,417
Total	96,849	77,592
(*)The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Schedule of amounts recognized as income for extensions
At the end of the reporting period, the following entries are recognized as income corresponding to contract extensions or automatic time extension of financial leasing contracts:

Type of asset	December 31, 2024	December 31, 2023
In millions of COP
Technological equipment	15,572	20,717
Buildings	9,254	8,088
Machinery and equipment	236	532
Vehicles	200	102
Total	25,262	29,439

Schedule of minimum payments on operating leases to be received
The following table presents the information of minimum payments by lease to be received:

	December 31, 2024	December 31, 2023
In millions of COP
Less than 1 year	246,875	259,277
Between 1 and 5 years	186,465	524,293
Greater than 5 years	56,999	60,619
Total(1)	490,339	844,189
(1)During 2024, Renting Colombia S.A.S. has increased the placement of financial leases, which has resulted in a decrease in operating leases.

Schedule of the rollforward of right of use assets
The Bank has entered into lease agreements as a lessee. These arrangements involve offices, branches and administrative offices as well as certain Computer equipment. As of December 31, 2024 and 2023, the rollforward of right-of-use assets was as follows:
As of December 31, 2024

		Roll - forward
Right-of-use assets	Balance at January 01, 2024	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation(2)	Effect of changes in foreign exchange rate	Balance at December 31, 2024
In millions of COP
Buildings
Cost	2,302,922	105,666	61,879	-	(62,106)	91,414	144,744	2,644,519
Accumulated depreciation	(706,786)	-	-	(191,472)	34,561	-	(62,201)	(925,898)
Computer equipment
Cost	58,069	4,552	195	-	(3,538)	803	7,620	67,701
Accumulated depreciation	(34,936)	-	-	(12,352)	3,398	-	(5,026)	(48,916)
Furniture and fixtures
Cost	2,762	5,083	-	-	(509)	33	617	7,986
Accumulated depreciation	(2,607)	-	-	(656)	509	-	(317)	(3,071)
Vehicles
Cost	19,755	89,733	-	-	(90,464)	21	244	19,289
Accumulated depreciation	(5,134)	-	-	(3,080)	4,005	-	(195)	(4,404)
Total right-of-use assets – cost	2,383,508	205,034	62,074	-	(156,617)	92,271	153,225	2,739,495
Total right-of-use assets - accumulated depreciation	(749,463)	-	-	(207,560)	42,473	-	(67,739)	(982,289)
Total right-of-use assets, net	1,634,045	205,034	62,074	(207,560)	(114,144)	92,271	85,486	1,757,206
(1)See Note 26.3 Impairment, depreciation and amortization.
(2)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.
As of December 31, 2023

		Roll - forward
Right-of-use assets	Balance at January 01, 2023	Acquisitions	Additions	Expenses depreciation(1)	Disposals	Revaluation(2)	Effect of changes in foreign exchange rate	Balance at December 31, 2023
In millions of COP
Buildings
Cost	2,319,471	67,049	11,861	-	(75,701)	218,592	(238,350)	2,302,922
Accumulated depreciation	(637,615)	-	-	(198,156)	41,560	-	87,425	(706,786)
Computer equipment
Cost	95,240	7,965	-	-	(30,650)	(2,773)	(11,713)	58,069
Accumulated depreciation	(53,757)	-	-	(17,043)	29,864	-	6,000	(34,936)
Furniture and fixtures
Cost	4,449	620	-	-	(1,783)	-	(524)	2,762
Accumulated depreciation	(4,291)	-	-	(548)	1,708	-	524	(2,607)
Vehicles
Cost	136,560	418,773	-	-	(539,293)	4,419	(704)	19,755
Accumulated depreciation	(32,949)	-	-	(13,918)	41,128	-	605	(5,134)
Total right-of-use assets – cost	2,555,720	494,407	11,861	-	(647,427)	220,238	(251,291)	2,383,508
Total right-of-use assets - accumulated depreciation	(728,612)	-	-	(229,665)	114,260	-	94,554	(749,463)
Total right-of-use assets, net	1,827,108	494,407	11,861	(229,665)	(533,167)	220,238	(156,737)	1,634,045
(1)See Note 26.3 Impairment, depreciation and amortization.
(2)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.

Schedule of the changes in lease liabilities
The following table sets forth the changes in lease liabilities as of December 31, 2024 and 2023:
As of December 31, 2024

Concept	Total
In millions of COP
Balance at January 01, 2024	1,773,610
(+) New contracts	114,425
(+/-) Reassessment of the lease liability(1)	74,457
(-) Payments	(311,082)
(+) Accrued Interest(2)	136,924
(+/-) Effect of changes in foreign exchange rate(3)	101,030
Balance at December 31, 2024	1,889,364
(1)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.
(2)The difference of COP 1,378 with the interest expensive on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.
(3)Corresponds to the increase in the market representative rate from COP 3,822.05 Colombian pesos in December 2023 to COP 4,409.15 Colombian pesos in December 2024.
As of December 31, 2023

Concept	Total
In millions of COP
Balance at January 01, 2023	1,900,268
(+) New contracts	75,345
(+/-) Reassessment of the lease liability(1)	161,787
(-) Payments	(305,413)
(+) Accrued Interest(2)	123,175
(+/-) Effect of changes in foreign exchange rate(3)	(181,552)
Balance at December 31, 2023	1,773,610
(1)The variation corresponds mainly to changes in the estimated term of buildings lease liabilities.
(2)The difference of COP 9,360 with the interest expensive on lease liabilities recognized in the Consolidated Statement Income corresponds to the expense accrued for the difference between the book value of the right-of-use asset and the lease liability at the time of early termination of contracts.
(3)Corresponds to the decrease in the market representative rate from COP 4,810.20 Colombian pesos in December 2022 to COP 3,822.05 Colombian pesos in December 2023.

Schedule of maturity analysis of lease liabilities
The following table shows maturity analysis of lease liabilities as of December 31, 2024 and 2023:
As of December 31, 2024

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP
Buildings	20,467	71,155	220,050	1,551,740	1,863,412
Computer equipment	1,332	9,683	8,693	1,224	20,932
Furniture and fixtures	-	890	3,954	-	4,844
Vehicles	-	176	-	-	176
Total lease liabilities	21,799	81,904	232,697	1,552,964	1,889,364
As of December 31, 2023

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total lease liabilities
In millions of COP
Buildings	17,345	58,438	230,397	1,441,288	1,747,468
Computer equipment	2,733	14,124	7,524	1,391	25,772
Vehicles	125	245	-	-	370
Total lease liabilities	20,203	72,807	237,921	1,442,679	1,773,610

Schedule of weighted average rates and average useful life of right of use assets
The following table shows the weighted average rates and average useful life of right-of-use assets as of December 31, 2024 and 2023:
As of December 31, 2024

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	222 months	109 months	7.11%
Computer equipment	82 months	32 months	7.52%
Furniture and fixtures	53 months	53 months	8.71%
Vehicles	49 months	17 months	10.44%
As of December 31, 2023

Right-of-use assets	Weighted average life	Weighted average remaining lease terms	Weighted average discount rates
Buildings	209 months	99 months	6.67%
Computer equipment	73 months	31 months	8.36%
Vehicles	51 months	22 months	9.81%

Summary of leases in the Consolidated Statement of Income
The following table shows the detail of leases in the Consolidated Statement of Income as of December 31, 2024 and 2023:
As of December 31, 2024

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	133,176	191,472	1,350	639	5,300
Computer equipment	2,170	12,352	169	9,098	-
Furniture and fixtures	93	656	410	303	-
Vehicles	107	3,080	5	59	-
Total	135,546	207,560	1,934	10,099	5,300
(1)Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 1,378, see Note 25.2 Interest expenses.
(2)See Note 26.3 Impairment, depreciation and amortization.
As of December 31, 2023

Right-of-use assets	Financial interest(1)	Expenses depreciation(2)	Short-term leases	Leases for which the underlying asset is of low value	Variable payments
In millions of COP
Buildings	109,800	198,156	983	235	7,577
Computer equipment	3,907	17,043	-	6,545	-
Furniture and fixtures	68	548	904	432	-
Vehicles	40	13,918	51	-	-
Total	113,815	229,665	1,938	7,212	7,577
(1)Includes the expense generated by the difference between the carrying amount of the asset for the right to use and the liability for leasing at the time of the early termination of lease contracts by COP 9,360, see Note 25.2 Interest expenses.
(2) See Note 26.3 Impairment, depreciation and amortization.

Schedule of minimum payments lease liabilities
The following table contains the minimum payments lease liabilities as of December 31, 2024 and 2023:
As of December 31, 2024

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP
Buildings	24,464	87,714	318,197	2,530,561	2,960,936
Computer equipment	1,523	10,641	9,755	1,267	23,186
Furniture and fixtures	-	986	4,625	-	5,611
Vehicles	72	120	-	-	192
Total minimum payments lease liabilities	26,059	99,461	332,577	2,531,828	2,989,925
As of December 31, 2023

Type of assets	Maturity less than 1 year	Maturity between 1 and 3 years	Maturity between 3 and 5 years	Maturity more than 5 years	Total minimum payments lease liabilities
In millions of COP
Buildings	21,050	73,316	301,470	2,074,687	2,470,523
Computer equipment	2,964	16,263	1,550	8,323	29,100
Vehicles	193	206	-	-	399
Total minimum payments lease liabilities	24,207	89,785	303,020	2,083,010	2,500,022